Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating expenses
Impairment loss (recovery)		$ (4,329)	$ 1,150
Sundry	$ 968	57	89
Total Other Operating Expenses	$ 968	$ (4,272)	$ 1,239